Summary of Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2021
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years